Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of Comprehensive Income
Revenues	$ 2,410,360,459	$ 2,484,101,582	$ 2,515,843,880
Other operating income	46,800,967	38,876,700	25,722,939
Revenues and other operating income	2,457,161,426	2,522,978,282	2,541,566,819
Raw materials and consumables used	(1,292,177,116)	(1,514,786,921)	(1,497,419,580)
Contribution Margin	1,164,984,310	1,008,191,361	1,044,147,239
Other work performed by the entity and capitalized	16,710,963	14,388,987	16,096,852
Employee benefits expense	(123,130,334)	(121,503,777)	(124,098,428)
Depreciation and amortization expense	(215,187,300)	(152,684,106)	(161,660,610)
Impairment loss recognized in the period's profit or loss	(5,562,897)	(7,937,817)	(35,926,710)
Other expenses	(167,210,021)	(161,824,074)	(170,769,137)
Operating Income	670,604,721	578,630,574	567,789,206
Other gains	3,410,379	113,241,196	121,490,062
Financial income	19,934,468	21,662,688	23,105,901
Financial costs	(122,184,189)	(53,510,882)	(58,199,382)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,190,240	(2,696,904)	7,878,200
Foreign Currency Exchange Differences	(7,807,197)	8,516,874	12,978,471
Profit (losses) from Indexed Assets and Liabilities	(818,146)	916,666	1,631,840
Income before taxes	566,330,276	666,760,212	676,674,298
Income tax expense, continuing operations	(153,482,519)	(143,342,301)	(111,403,182)
NET INCOME	412,847,757	523,417,911	565,271,116
Net income attributable to:
Equity owners of Enel Chile	361,709,937	349,382,642	384,159,865
Non-controlling interests	51,137,820	174,035,269	181,111,251
NET INCOME	$ 412,847,757	$ 523,417,911	$ 565,271,116
Basic earnings per share
Basic earnings per share	$ 5.66	$ 7.12	$ 7.83
Weighted average number of shares of common stock	63,913,359,484	49,092,772,762	49,092,772,762
Diluted earnings per share
Diluted earnings per share	$ 5.66	$ 7.12	$ 7.83
Weighted average number of shares of common stock	63,913,359,484	49,092,772,762	49,092,772,762
Net Income	$ 412,847,757	$ 523,417,911	$ 565,271,116
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Remeasurement losses from defined benefit plans	37,881	1,716,875	(6,618,514)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	37,881	1,716,875	(6,618,514)
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before taxes
Foreign currency translation	107,492,316	(3,686,549)	(3,532,410)
Gains (losses) from available-for-sale financial assets	(411)	1,840	(6,740)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method		(1,490)	(11,691,509)
Gains (losses) from cash flow hedges	(244,271,689)	73,333,487	68,850,275
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	22,364,834	24,225,474	20,218,082
Other comprehensive income (loss) that will be reclassified subsequently to profit or loss	(114,414,950)	93,872,762	73,837,698
Other comprehensive income (loss), before taxes	(114,377,069)	95,589,637	67,219,184
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	(10,228)	(463,556)	1,786,999
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	(10,228)	(463,556)	1,786,999
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	60,650,786	(25,701,599)	(21,116,232)
Income tax related to available-for-sale financial assets	111	(497)	1,820
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	60,650,897	(25,702,096)	(21,114,412)
Total Other Comprehensive Income (Loss)	(53,736,400)	69,423,985	47,891,771
TOTAL COMPREHENSIVE INCOME	359,111,357	592,841,896	613,162,887
Comprehensive income attributable to:
Equity owners of Enel Chile	297,410,542	391,680,966	411,551,269
Non-controlling interests	$ 61,700,815	$ 201,160,930	$ 201,611,618